Business combination - Preliminary estimated fair value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Oct. 05, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Assets and liabilities
Goodwill	$ 2,374.4		$ 699.5	$ 697.0	$ 697.0
DigitalGlobe
Assets and liabilities
Cash and cash equivalents	170.6	$ 170.6
Trade and other receivables		142.2
Financial assets, other		13.4
Current tax assets		0.1
Non-financial assets		93.4
Property, plant and equipment		695.8
Definite life intangible assets		1,439.8
Total assets		2,555.3
Trade and other payables		83.2
Current tax liabilities		2.7
Provisions		1.4
Employee benefits		29.1
Non-financial liabilities		354.0
Deferred tax liabilities		149.6
Long-term debt		1,276.0
Total liabilities		1,896.0
Fair value of net identifiable assets acquired		659.3
Goodwill	$ 1,668.9	$ 1,668.9